Acquisition of the Carmen Knutsen - Schedule of Fair Values Allocated to Each Class of Identifiable Assets in Carmen Knutsen Acquisition and Difference between Purchase Price and Net Assets Acquired (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
8 Months Ended
Aug. 01, 2013
Loans At Acquisition Date [Line Items]
Cash consideration paid to KNOT	$ 45,423
Seller's credit	10,349
Purchase price	55,772
Dry Docking [Member]
Loans At Acquisition Date [Line Items]
allocation to dry docking	$ 1,769